Financial instruments (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

					2019
	Carrying amount	Total contractual amount	Le s s than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$31,173	31,173	$31,173	$-	$-
Convertible unsecured senior notes, including interest	50,741	70,725	3,306	6,613	60,806
Long-term obligations	7,987	8,500	3,500	5,000	-

	$89,901	$110,398	$37,979	$11,613	$60,806

					2018
	Carrying amount	Total contractual amount	Le s s than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$25,830	$25,830	$25,830	$-	$-
Convertible unsecured senior notes, including interest	49,233	74,131	3,406	6,613	64,112

	$75,063	$99,961	$29,236	$6,613	$64,112

Summary of currency risk exposure explanatory

		2019	2018
	CAD	EURO	CAD

Cash	740	662	1,869
Bonds and money market funds	6,982	-	9,754
Trade and other receivables	328	447	470
Accounts payables and accrued liabilities	(5,101)	(793)	(6,437)

Total exposure	2,949	316	5,656

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2019 and 2018.

			2019	2018
	Average rate	Reporting date rate	Average rate	Reporting date rate

CAD – USD	0.7524	0.7530	0.7752	0.7522
Euro – USD	1.1217	1.1018	-	-

Disclosure of effect of changes in foreign exchange rates

		2019	2018
	CAD	EURO	CAD

Positive impact	147	16	283